Premises and Equipment - Summary of Premises and Equipment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 6,241
Ending balance		6,249	$ 6,241
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		13,123	10,912
Additions/lease modifications		991	1,328
Acquisitions			1,112
Disposals		(107)	(350)
Fully depreciated assets		(1,150)
Foreign exchange and other		29	121
Ending balance		12,886	13,123
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(6,882)	(6,071)
Disposals		70	304
Depreciation		970	1,022
Fully depreciated assets		(1,150)
Foreign exchange and other	[1]	5	93
Ending balance		(6,637)	(6,882)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		323
Ending balance		317	323
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		323	119
Additions/lease modifications			13
Acquisitions			213
Disposals		(7)	(28)
Foreign exchange and other		1	6
Ending balance		317	323
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		809
Ending balance		817	809
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,047	1,688
Additions/lease modifications		81	91
Acquisitions			276
Disposals		(41)	(26)
Fully depreciated assets		(32)
Foreign exchange and other		4	18
Ending balance		2,059	2,047
Buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,238)	(1,188)
Disposals		29	25
Depreciation		64	70
Fully depreciated assets		(32)
Foreign exchange and other	[1]	1	5
Ending balance		(1,242)	(1,238)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		695
Ending balance		701	695
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,923	2,671
Additions/lease modifications		270	280
Acquisitions			63
Disposals		(22)	(109)
Fully depreciated assets		(694)
Foreign exchange and other		3	18
Ending balance		2,480	2,923
Computer equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2,228)	(2,007)
Disposals		12	106
Depreciation		261	306
Fully depreciated assets		(694)
Foreign exchange and other	[1]	(4)	21
Ending balance		(1,779)	(2,228)
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		356
Ending balance		402	356
Other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,060	945
Additions/lease modifications		117	125
Acquisitions			12
Disposals		(11)	(30)
Fully depreciated assets		(257)
Foreign exchange and other		2	8
Ending balance		911	1,060
Other equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(704)	(667)
Disposals		8	29
Depreciation		76	65
Fully depreciated assets		(257)
Foreign exchange and other	[1]	(6)	1
Ending balance		(509)	(704)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,057
Ending balance		1,239	1,057
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,413	2,054
Additions/lease modifications		352	413
Acquisitions			25
Disposals		(26)	(97)
Fully depreciated assets		(71)
Foreign exchange and other		7	18
Ending balance		2,675	2,413
Leasehold improvements [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,356)	(1,270)
Disposals		21	94
Depreciation		167	169
Fully depreciated assets		(71)
Foreign exchange and other	[1]	5	11
Ending balance		(1,436)	(1,356)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,001
Ending balance		2,773	3,001
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,357	3,435
Additions/lease modifications		171	406
Acquisitions			523
Disposals			(60)
Fully depreciated assets		(96)
Foreign exchange and other		12	53
Ending balance		4,444	4,357
Right-of-use assets [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,356)	(939)
Disposals			50
Depreciation		402	412
Fully depreciated assets		(96)
Foreign exchange and other	[1]	9	55
Ending balance		$ (1,671)	$ (1,356)

[1]	Includes impairment charges.